First Trust High Income Strategic Focus ETF Expense Example, No Redemption - First Trust High Income Strategic Focus ETF - First Trust High Income Strategic Focus ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	$ 1,025